LEASES - Rollforward of right of use assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LEASES
Beginning balance	$ 1,695,865	$ 1,661,015
Acquisition	168,382	86,055
Additions	8,746	61,281
Expenses depreciation	(212,861)	(190,819)	$ (211,910)
Disposal	(93,291)	(31,146)
Revaluation	115,541	2,555
Effect of changes in foreign exchange rate	144,726	106,924
Ending balance	1,827,108	1,695,865	1,661,015
Buildings
LEASES
Expenses depreciation	(175,538)	(163,422)
Furniture and fixtures
LEASES
Expenses depreciation	(1,066)	(969)
Computer equipment
LEASES
Expenses depreciation	(18,717)	(13,606)
Vehicles
LEASES
Expenses depreciation	(17,540)	(12,822)
Cost
LEASES
Beginning balance	2,178,852	1,973,220
Acquisition	168,382	86,055
Additions	8,746	61,281
Disposal	(126,951)	(72,790)
Revaluation	115,541	(8,782)
Effect of changes in foreign exchange rate	211,150	139,868
Ending balance	2,555,720	2,178,852	1,973,220
Cost | Buildings
LEASES
Beginning balance	2,015,154	1,845,970
Acquisition	66,738	48,913
Additions	8,746	61,281
Disposal	(55,759)	(64,972)
Revaluation	83,387	(11,048)
Effect of changes in foreign exchange rate	201,205	135,010
Ending balance	2,319,471	2,015,154	1,845,970
Cost | Furniture and fixtures
LEASES
Beginning balance	3,972	3,466
Acquisition		224
Revaluation	37	(9)
Effect of changes in foreign exchange rate	440	291
Ending balance	4,449	3,972	3,466
Cost | Computer equipment
LEASES
Beginning balance	87,357	65,681
Acquisition	2,603	14,723
Disposal	(985)	(526)
Revaluation	(2,659)	3,304
Effect of changes in foreign exchange rate	8,924	4,175
Ending balance	95,240	87,357	65,681
Cost | Vehicles
LEASES
Beginning balance	72,369	58,103
Acquisition	99,041	22,195
Disposal	(70,207)	(7,292)
Revaluation	34,776	(1,029)
Effect of changes in foreign exchange rate	581	392
Ending balance	136,560	72,369	58,103
Accumulated depreciation
LEASES
Beginning balance	(482,987)	(312,205)
Expenses depreciation	(212,861)	(190,819)
Disposal	33,660	41,644
Revaluation		11,337
Effect of changes in foreign exchange rate	(66,424)	(32,944)
Ending balance	(728,612)	(482,987)	(312,205)
Accumulated depreciation | Buildings
LEASES
Beginning balance	(431,147)	(278,008)
Expenses depreciation	(175,538)	(163,422)
Disposal	31,276	30,637
Revaluation		11,055
Effect of changes in foreign exchange rate	(62,206)	(31,409)
Ending balance	(637,615)	(431,147)	(278,008)
Accumulated depreciation | Furniture and fixtures
LEASES
Beginning balance	(2,821)	(1,674)
Expenses depreciation	(1,066)	(969)
Effect of changes in foreign exchange rate	(404)	(178)
Ending balance	(4,291)	(2,821)	(1,674)
Accumulated depreciation | Computer equipment
LEASES
Beginning balance	(32,538)	(18,282)
Expenses depreciation	(18,717)	(13,606)
Disposal	826	440
Effect of changes in foreign exchange rate	(3,328)	(1,090)
Ending balance	(53,757)	(32,538)	(18,282)
Accumulated depreciation | Vehicles
LEASES
Beginning balance	(16,481)	(14,241)
Expenses depreciation	(17,540)	(12,822)
Disposal	1,558	10,567
Revaluation		282
Effect of changes in foreign exchange rate	(486)	(267)
Ending balance	$ (32,949)	$ (16,481)	$ (14,241)